BALANCES AND TRANSACTIONS WITH RELATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2018
BALANCES AND TRANSACTIONS WITH RELATED COMPANIES [Abstract]
Balances with Related Parties
The detail of significant outstanding balances for transactions entered into by TGS and its related parties as of December 31, 2018, 2017 and 2016 is as follows:

	2018		2017
Company	Accounts receivable	Accounts payable	Accounts receivable	Accounts payable
Controlling shareholder:
CIESA	-	-	58	-
Associate which exercises joint control on the controlling shareholder:			-	-
Pampa Energía (1)	91,684	1,850,505	23,152	1,457,352
Associate which exercises significant influence on the controlling shareholder:			-	-
Link	6,482	-	768	-
EGS	-	-	-	679
TGU	-	6,001	-	4,383
Other related companies:			-	-
Refinor S.A.	-	-	-	5,218
SACDE	214,148	-	-	-
Pampa Comercializadora S.A.	7,113	-	2,779	-
Oleoductos del Valle S.A.	3,131	-	1,975	-
Central Piedra Buena S.A.	25,463	-	7,661	-
Transener S.A.	91	-	44	-
Total	348,112	1,856,506	36,437	1,467,632

(1) Accounts payable includes Ps. 1,655,409 and Ps. 1,316,061 corresponding to the financial leasing recorded as “Loans” as of December 31, 2018 and 2017, respectively.

Transactions with Related Parties
The detail of significant transactions with related parties for the years ended December 31, 2018, 2017 and 2016 is as follows:

Year ended December 31, 2018:

	Revenues			Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	146	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	439,556	1,323	230,930	617,089	1,317,176	-	125,467
Associates with significant influence:
Link	-	-	8,589	-	-	-	-
Other related companies:
Petrolera Entre Lomas S.A. (1)	-	-	-	2,017	-	-	-
Oleoductos del Valle S.A.	6,149	-	8,277	-	-	-	-
Pampa Comercializadora S.A.	26,869	-	-	-	-	-	-
Central Piedra Buena S.A.	67,175	-	-	-	-	-	-
Transener S.A.	-	-	12,014	-	-	-	-
Experta ART	-	-	-	11,910	-	-	-
Total	539,749	1,323	259,810	631,016	1,317,176	146	125,467

(1) As from April 2018, Petrolera Entre Lomas S.A is no longer a related party

Year ended December 31, 2017:

Revenues				Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	154	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	44,683	93,573	116,186	227,044	577,187	-	107,731
Jointly control entity:
UT	-	-	-	-	-	2,115	-
Associates with significant influence:
Link	-	-	7,486	-	-	-	-
Other related companies:
Oleoductos del Valle S.A.	7,460	-	1,700	-	-	-	-
Refinor S.A.	-	-	-	5,350	-	-	-
Petrolera Pampa S.A.	-	-	-	40,344	-	-	-
Petrolera Entre Lomas S.A.	-	-	-	17,801	-	-	-
Pampa Comercializadora S.A.	10,775	-	-	-	-	-	-
Central Piedra Buena S.A.	13,160	-	-	-	-	-	-
Central Térmica Loma La Lata S.A.	-	-	389	-	-	-	-
Experta ART	-	-	-	11,949	-	-	-
Total	76,078	93,573	125,761	302,488	577,187	2,269	107,731

Year ended December 31, 2016:

Revenues				Costs			Financial results
Company	Natural Gas Transportation	Production and commercialization of liquids	Other services	Gas purchase and others	Compensation for technical assistance	Revenues for administrative services	Interest expense
Controlling shareholder:
CIESA	-	-	-	-	-	244	-
Associate which exercises joint control on the controlling shareholder:
Pampa Energía	43,034	2,317	354,464	163,345	329,826	-	50,145
Associates with significant influence:
Link	-	-	7,787	-	-	-	-
Other related companies:
Compañía Mega	3,325	176,841	35	-	-	-	-
Braskem	-	42,611	-	4,361	-	-	-
Petroleo Brasileiro	-	546,476	-	-	-	-	-
Petrolera Pampa S.A.	-	-	-	333,944	-	-	-
Oleoductos del Valle S.A.	4,715	-	-	-	-	-	-
Pampa Comercializadora S.A.	7,009	-	-	-	-	-	-
Petrouruguay	722	95	-	-	-	-	-
WEB SA	220	-	-	7,262	-	-	-
Petrolera entre Lomas S.A.	-	-	350	50,356	-	-	-
Central Piedrabuena S.A.	14,162	-	-	-	-	-	-
Experta ART	-	-	-	-	-	-	-
Total	73,187	768,340	362,636	559,268	329,826	244	50,145